Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS III
Entity Central Index Key	0001329954
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000153990 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class R6
Trading Symbol	JIGTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R6/JIGTX)	$49	0.89%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.89%
Net Assets	$ 5,516,411,287
Holdings Count | Holding	68
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,516,411,287
Total number of portfolio holdings	68
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

Sector Composition
Financials	20.2%
Industrials	17.6%
Information technology	16.0%
Consumer discretionary	13.2%
Communication services	12.9%
Health care	7.6%
Consumer staples	7.4%
Materials	3.0%
Energy	0.9%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

C000153989 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class R4
Trading Symbol	JIGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R4/JIGIX)	$63	1.14%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.14%
Net Assets	$ 5,516,411,287
Holdings Count | Holding	68
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,516,411,287
Total number of portfolio holdings	68
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

Sector Composition
Financials	20.2%
Industrials	17.6%
Information technology	16.0%
Consumer discretionary	13.2%
Communication services	12.9%
Health care	7.6%
Consumer staples	7.4%
Materials	3.0%
Energy	0.9%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

C000153988 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class R2
Trading Symbol	JHIGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R2/JHIGX)	$76	1.39%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.39%
Net Assets	$ 5,516,411,287
Holdings Count | Holding	68
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,516,411,287
Total number of portfolio holdings	68
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

Sector Composition
Financials	20.2%
Industrials	17.6%
Information technology	16.0%
Consumer discretionary	13.2%
Communication services	12.9%
Health care	7.6%
Consumer staples	7.4%
Materials	3.0%
Energy	0.9%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

C000156262 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class NAV
Trading Symbol	JIGHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class NAV/JIGHX)	$48	0.88%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%
Net Assets	$ 5,516,411,287
Holdings Count | Holding	68
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,516,411,287
Total number of portfolio holdings	68
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

Sector Composition
Financials	20.2%
Industrials	17.6%
Information technology	16.0%
Consumer discretionary	13.2%
Communication services	12.9%
Health care	7.6%
Consumer staples	7.4%
Materials	3.0%
Energy	0.9%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

C000003788 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class I
Trading Symbol	GOGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class I/GOGIX)	$55	1.00%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%
Net Assets	$ 5,516,411,287
Holdings Count | Holding	68
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,516,411,287
Total number of portfolio holdings	68
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

Sector Composition
Financials	20.2%
Industrials	17.6%
Information technology	16.0%
Consumer discretionary	13.2%
Communication services	12.9%
Health care	7.6%
Consumer staples	7.4%
Materials	3.0%
Energy	0.9%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

C000003787 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class C
Trading Symbol	GONCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class C/GONCX)	$110	2.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.00%
Net Assets	$ 5,516,411,287
Holdings Count | Holding	68
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,516,411,287
Total number of portfolio holdings	68
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

Sector Composition
Financials	20.2%
Industrials	17.6%
Information technology	16.0%
Consumer discretionary	13.2%
Communication services	12.9%
Health care	7.6%
Consumer staples	7.4%
Materials	3.0%
Energy	0.9%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

C000003785 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class A
Trading Symbol	GOIGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class A/GOIGX)	$71	1.30%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.30%
Net Assets	$ 5,516,411,287
Holdings Count | Holding	68
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,516,411,287
Total number of portfolio holdings	68
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

Sector Composition
Financials	20.2%
Industrials	17.6%
Information technology	16.0%
Consumer discretionary	13.2%
Communication services	12.9%
Health care	7.6%
Consumer staples	7.4%
Materials	3.0%
Energy	0.9%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

C000003791 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International Growth Fund
Class Name	Class 1
Trading Symbol	GOIOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class 1/GOIOX)	$51	0.93%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.93%
Net Assets	$ 5,516,411,287
Holdings Count | Holding	68
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,516,411,287
Total number of portfolio holdings	68
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

Sector Composition
Financials	20.2%
Industrials	17.6%
Information technology	16.0%
Consumer discretionary	13.2%
Communication services	12.9%
Health care	7.6%
Consumer staples	7.4%
Materials	3.0%
Energy	0.9%
Short-term investments and other	1.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.7%
Tencent Holdings, Ltd.	5.4%
Sony Group Corp.	2.9%
Safran SA	2.9%
AstraZeneca PLC	2.7%
UBS Group AG	2.2%
Bharti Airtel, Ltd.	2.2%
Hitachi, Ltd.	2.2%
Rheinmetall AG	1.8%
SoftBank Group Corp.	1.8%

C000043689 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Shareholder Yield Fund
Class Name	Class A
Trading Symbol	JGYAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class A/JGYAX)	$58	1.09%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.09%
Net Assets	$ 1,295,488,089
Holdings Count | Holding	112
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,295,488,089
Total number of portfolio holdings	112
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	2.3%
Broadcom, Inc.	2.2%
AbbVie, Inc.	1.9%
Hewlett Packard Enterprise Company	1.8%
Cisco Systems, Inc.	1.8%
Imperial Brands PLC	1.7%
Dell Technologies, Inc., Class C	1.7%
IBM Corp.	1.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.7%
CVS Health Corp.	1.6%

Sector Composition
Information technology	20.2%
Financials	14.1%
Health care	12.2%
Consumer staples	9.4%
Communication services	9.4%
Industrials	8.3%
Utilities	7.9%
Consumer discretionary	6.2%
Energy	5.5%
Real estate	3.0%
Materials	2.2%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	2.3%
Broadcom, Inc.	2.2%
AbbVie, Inc.	1.9%
Hewlett Packard Enterprise Company	1.8%
Cisco Systems, Inc.	1.8%
Imperial Brands PLC	1.7%
Dell Technologies, Inc., Class C	1.7%
IBM Corp.	1.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.7%
CVS Health Corp.	1.6%

C000043691 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Shareholder Yield Fund
Class Name	Class C
Trading Symbol	JGYCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class C/JGYCX)	$98	1.84%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.84%
Net Assets	$ 1,295,488,089
Holdings Count | Holding	112
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,295,488,089
Total number of portfolio holdings	112
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	2.3%
Broadcom, Inc.	2.2%
AbbVie, Inc.	1.9%
Hewlett Packard Enterprise Company	1.8%
Cisco Systems, Inc.	1.8%
Imperial Brands PLC	1.7%
Dell Technologies, Inc., Class C	1.7%
IBM Corp.	1.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.7%
CVS Health Corp.	1.6%

Sector Composition
Information technology	20.2%
Financials	14.1%
Health care	12.2%
Consumer staples	9.4%
Communication services	9.4%
Industrials	8.3%
Utilities	7.9%
Consumer discretionary	6.2%
Energy	5.5%
Real estate	3.0%
Materials	2.2%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	2.3%
Broadcom, Inc.	2.2%
AbbVie, Inc.	1.9%
Hewlett Packard Enterprise Company	1.8%
Cisco Systems, Inc.	1.8%
Imperial Brands PLC	1.7%
Dell Technologies, Inc., Class C	1.7%
IBM Corp.	1.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.7%
CVS Health Corp.	1.6%

C000043686 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Shareholder Yield Fund
Class Name	Class I
Trading Symbol	JGYIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class I/JGYIX)	$45	0.84%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%
Net Assets	$ 1,295,488,089
Holdings Count | Holding	112
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,295,488,089
Total number of portfolio holdings	112
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	2.3%
Broadcom, Inc.	2.2%
AbbVie, Inc.	1.9%
Hewlett Packard Enterprise Company	1.8%
Cisco Systems, Inc.	1.8%
Imperial Brands PLC	1.7%
Dell Technologies, Inc., Class C	1.7%
IBM Corp.	1.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.7%
CVS Health Corp.	1.6%

Sector Composition
Information technology	20.2%
Financials	14.1%
Health care	12.2%
Consumer staples	9.4%
Communication services	9.4%
Industrials	8.3%
Utilities	7.9%
Consumer discretionary	6.2%
Energy	5.5%
Real estate	3.0%
Materials	2.2%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	2.3%
Broadcom, Inc.	2.2%
AbbVie, Inc.	1.9%
Hewlett Packard Enterprise Company	1.8%
Cisco Systems, Inc.	1.8%
Imperial Brands PLC	1.7%
Dell Technologies, Inc., Class C	1.7%
IBM Corp.	1.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.7%
CVS Health Corp.	1.6%

C000113315 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Shareholder Yield Fund
Class Name	Class R2
Trading Symbol	JGSRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class R2/JGSRX)	$65	1.22%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.22%
Net Assets	$ 1,295,488,089
Holdings Count | Holding	112
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,295,488,089
Total number of portfolio holdings	112
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	2.3%
Broadcom, Inc.	2.2%
AbbVie, Inc.	1.9%
Hewlett Packard Enterprise Company	1.8%
Cisco Systems, Inc.	1.8%
Imperial Brands PLC	1.7%
Dell Technologies, Inc., Class C	1.7%
IBM Corp.	1.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.7%
CVS Health Corp.	1.6%

Sector Composition
Information technology	20.2%
Financials	14.1%
Health care	12.2%
Consumer staples	9.4%
Communication services	9.4%
Industrials	8.3%
Utilities	7.9%
Consumer discretionary	6.2%
Energy	5.5%
Real estate	3.0%
Materials	2.2%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	2.3%
Broadcom, Inc.	2.2%
AbbVie, Inc.	1.9%
Hewlett Packard Enterprise Company	1.8%
Cisco Systems, Inc.	1.8%
Imperial Brands PLC	1.7%
Dell Technologies, Inc., Class C	1.7%
IBM Corp.	1.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.7%
CVS Health Corp.	1.6%

C000106446 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Global Shareholder Yield Fund
Class Name	Class R6
Trading Symbol	JGRSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class R6/JGRSX)	$40	0.74%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
Net Assets	$ 1,295,488,089
Holdings Count | Holding	112
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,295,488,089
Total number of portfolio holdings	112
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	2.3%
Broadcom, Inc.	2.2%
AbbVie, Inc.	1.9%
Hewlett Packard Enterprise Company	1.8%
Cisco Systems, Inc.	1.8%
Imperial Brands PLC	1.7%
Dell Technologies, Inc., Class C	1.7%
IBM Corp.	1.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.7%
CVS Health Corp.	1.6%

Sector Composition
Information technology	20.2%
Financials	14.1%
Health care	12.2%
Consumer staples	9.4%
Communication services	9.4%
Industrials	8.3%
Utilities	7.9%
Consumer discretionary	6.2%
Energy	5.5%
Real estate	3.0%
Materials	2.2%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	2.3%
Broadcom, Inc.	2.2%
AbbVie, Inc.	1.9%
Hewlett Packard Enterprise Company	1.8%
Cisco Systems, Inc.	1.8%
Imperial Brands PLC	1.7%
Dell Technologies, Inc., Class C	1.7%
IBM Corp.	1.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1.7%
CVS Health Corp.	1.6%

C000104499 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class R6
Trading Symbol	JDVWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R6/JDVWX)	$32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 18,814,870,107
Holdings Count | Holding	84
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$18,814,870,107
Total number of portfolio holdings	84
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

Sector Composition
Financials	21.5%
Industrials	15.8%
Information technology	11.7%
Health care	11.4%
Consumer staples	8.1%
Consumer discretionary	7.3%
Materials	7.2%
Energy	6.0%
Communication services	5.0%
Utilities	4.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

C000076627 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class R5
Trading Symbol	JDVVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R5/JDVVX)	$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 18,814,870,107
Holdings Count | Holding	84
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$18,814,870,107
Total number of portfolio holdings	84
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

Sector Composition
Financials	21.5%
Industrials	15.8%
Information technology	11.7%
Health care	11.4%
Consumer staples	8.1%
Consumer discretionary	7.3%
Materials	7.2%
Energy	6.0%
Communication services	5.0%
Utilities	4.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

C000076626 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class R4
Trading Symbol	JDVFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R4/JDVFX)	$46	0.85%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
Net Assets	$ 18,814,870,107
Holdings Count | Holding	84
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$18,814,870,107
Total number of portfolio holdings	84
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

Sector Composition
Financials	21.5%
Industrials	15.8%
Information technology	11.7%
Health care	11.4%
Consumer staples	8.1%
Consumer discretionary	7.3%
Materials	7.2%
Energy	6.0%
Communication services	5.0%
Utilities	4.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

C000111293 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class R2
Trading Symbol	JDVPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R2/JDVPX)	$59	1.09%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.09%
Net Assets	$ 18,814,870,107
Holdings Count | Holding	84
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$18,814,870,107
Total number of portfolio holdings	84
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

Sector Composition
Financials	21.5%
Industrials	15.8%
Information technology	11.7%
Health care	11.4%
Consumer staples	8.1%
Consumer discretionary	7.3%
Materials	7.2%
Energy	6.0%
Communication services	5.0%
Utilities	4.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

C000078799 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class NAV
Trading Symbol	JDVNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class NAV/JDVNX)	$32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 18,814,870,107
Holdings Count | Holding	84
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$18,814,870,107
Total number of portfolio holdings	84
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

Sector Composition
Financials	21.5%
Industrials	15.8%
Information technology	11.7%
Health care	11.4%
Consumer staples	8.1%
Consumer discretionary	7.3%
Materials	7.2%
Energy	6.0%
Communication services	5.0%
Utilities	4.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

C000069766 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class I
Trading Symbol	JVLIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class I/JVLIX)	$38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
Net Assets	$ 18,814,870,107
Holdings Count | Holding	84
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$18,814,870,107
Total number of portfolio holdings	84
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

Sector Composition
Financials	21.5%
Industrials	15.8%
Information technology	11.7%
Health care	11.4%
Consumer staples	8.1%
Consumer discretionary	7.3%
Materials	7.2%
Energy	6.0%
Communication services	5.0%
Utilities	4.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

C000069764 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class C
Trading Symbol	JVLCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class C/JVLCX)	$92	1.71%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.71%
Net Assets	$ 18,814,870,107
Holdings Count | Holding	84
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$18,814,870,107
Total number of portfolio holdings	84
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

Sector Composition
Financials	21.5%
Industrials	15.8%
Information technology	11.7%
Health care	11.4%
Consumer staples	8.1%
Consumer discretionary	7.3%
Materials	7.2%
Energy	6.0%
Communication services	5.0%
Utilities	4.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

C000069762 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Fund
Class Name	Class A
Trading Symbol	JVLAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class A/JVLAX)	$52	0.96%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%
Net Assets	$ 18,814,870,107
Holdings Count | Holding	84
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$18,814,870,107
Total number of portfolio holdings	84
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

Sector Composition
Financials	21.5%
Industrials	15.8%
Information technology	11.7%
Health care	11.4%
Consumer staples	8.1%
Consumer discretionary	7.3%
Materials	7.2%
Energy	6.0%
Communication services	5.0%
Utilities	4.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
JPMorgan Chase & Co.	4.5%
Philip Morris International, Inc.	2.7%
Kinross Gold Corp.	2.6%
Amazon.com, Inc.	2.5%
CRH PLC	2.2%
Uber Technologies, Inc.	2.0%
Honeywell International, Inc.	1.9%
U.S. Foods Holding Corp.	1.8%
Cencora, Inc.	1.8%
Micron Technology, Inc.	1.8%

C000088535 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Mid Cap Fund
Class Name	Class A
Trading Symbol	JVMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class A/JVMAX)	$59	1.10%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%
Net Assets	$ 24,285,753,682
Holdings Count | Holding	137
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$24,285,753,682
Total number of portfolio holdings	137
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Ameriprise Financial, Inc.	1.8%
AutoZone, Inc.	1.7%
LPL Financial Holdings, Inc.	1.5%
Allegion PLC	1.4%
Simon Property Group, Inc.	1.4%
Cencora, Inc.	1.3%
Textron, Inc.	1.3%
Somnigroup International, Inc.	1.3%
Marathon Petroleum Corp.	1.3%
eBay, Inc.	1.2%

Sector Composition
Industrials	19.8%
Financials	17.2%
Consumer discretionary	15.2%
Information technology	11.7%
Health care	7.8%
Real estate	6.8%
Energy	5.8%
Materials	5.4%
Consumer staples	4.3%
Utilities	3.9%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Ameriprise Financial, Inc.	1.8%
AutoZone, Inc.	1.7%
LPL Financial Holdings, Inc.	1.5%
Allegion PLC	1.4%
Simon Property Group, Inc.	1.4%
Cencora, Inc.	1.3%
Textron, Inc.	1.3%
Somnigroup International, Inc.	1.3%
Marathon Petroleum Corp.	1.3%
eBay, Inc.	1.2%

C000105879 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Mid Cap Fund
Class Name	Class C
Trading Symbol	JVMCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class C/JVMCX)	$99	1.85%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.85%
Net Assets	$ 24,285,753,682
Holdings Count | Holding	137
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$24,285,753,682
Total number of portfolio holdings	137
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Ameriprise Financial, Inc.	1.8%
AutoZone, Inc.	1.7%
LPL Financial Holdings, Inc.	1.5%
Allegion PLC	1.4%
Simon Property Group, Inc.	1.4%
Cencora, Inc.	1.3%
Textron, Inc.	1.3%
Somnigroup International, Inc.	1.3%
Marathon Petroleum Corp.	1.3%
eBay, Inc.	1.2%

Sector Composition
Industrials	19.8%
Financials	17.2%
Consumer discretionary	15.2%
Information technology	11.7%
Health care	7.8%
Real estate	6.8%
Energy	5.8%
Materials	5.4%
Consumer staples	4.3%
Utilities	3.9%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Ameriprise Financial, Inc.	1.8%
AutoZone, Inc.	1.7%
LPL Financial Holdings, Inc.	1.5%
Allegion PLC	1.4%
Simon Property Group, Inc.	1.4%
Cencora, Inc.	1.3%
Textron, Inc.	1.3%
Somnigroup International, Inc.	1.3%
Marathon Petroleum Corp.	1.3%
eBay, Inc.	1.2%

C000088536 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Mid Cap Fund
Class Name	Class I
Trading Symbol	JVMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class I/JVMIX)	$46	0.85%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
Net Assets	$ 24,285,753,682
Holdings Count | Holding	137
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$24,285,753,682
Total number of portfolio holdings	137
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Ameriprise Financial, Inc.	1.8%
AutoZone, Inc.	1.7%
LPL Financial Holdings, Inc.	1.5%
Allegion PLC	1.4%
Simon Property Group, Inc.	1.4%
Cencora, Inc.	1.3%
Textron, Inc.	1.3%
Somnigroup International, Inc.	1.3%
Marathon Petroleum Corp.	1.3%
eBay, Inc.	1.2%

Sector Composition
Industrials	19.8%
Financials	17.2%
Consumer discretionary	15.2%
Information technology	11.7%
Health care	7.8%
Real estate	6.8%
Energy	5.8%
Materials	5.4%
Consumer staples	4.3%
Utilities	3.9%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Ameriprise Financial, Inc.	1.8%
AutoZone, Inc.	1.7%
LPL Financial Holdings, Inc.	1.5%
Allegion PLC	1.4%
Simon Property Group, Inc.	1.4%
Cencora, Inc.	1.3%
Textron, Inc.	1.3%
Somnigroup International, Inc.	1.3%
Marathon Petroleum Corp.	1.3%
eBay, Inc.	1.2%

C000113318 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Mid Cap Fund
Class Name	Class R2
Trading Symbol	JVMSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R2/JVMSX)	$67	1.25%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.25%
Net Assets	$ 24,285,753,682
Holdings Count | Holding	137
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$24,285,753,682
Total number of portfolio holdings	137
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Ameriprise Financial, Inc.	1.8%
AutoZone, Inc.	1.7%
LPL Financial Holdings, Inc.	1.5%
Allegion PLC	1.4%
Simon Property Group, Inc.	1.4%
Cencora, Inc.	1.3%
Textron, Inc.	1.3%
Somnigroup International, Inc.	1.3%
Marathon Petroleum Corp.	1.3%
eBay, Inc.	1.2%

Sector Composition
Industrials	19.8%
Financials	17.2%
Consumer discretionary	15.2%
Information technology	11.7%
Health care	7.8%
Real estate	6.8%
Energy	5.8%
Materials	5.4%
Consumer staples	4.3%
Utilities	3.9%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Ameriprise Financial, Inc.	1.8%
AutoZone, Inc.	1.7%
LPL Financial Holdings, Inc.	1.5%
Allegion PLC	1.4%
Simon Property Group, Inc.	1.4%
Cencora, Inc.	1.3%
Textron, Inc.	1.3%
Somnigroup International, Inc.	1.3%
Marathon Petroleum Corp.	1.3%
eBay, Inc.	1.2%

C000128515 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Mid Cap Fund
Class Name	Class R4
Trading Symbol	JVMTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R4/JVMTX)	$54	1.00%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
Net Assets	$ 24,285,753,682
Holdings Count | Holding	137
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$24,285,753,682
Total number of portfolio holdings	137
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Ameriprise Financial, Inc.	1.8%
AutoZone, Inc.	1.7%
LPL Financial Holdings, Inc.	1.5%
Allegion PLC	1.4%
Simon Property Group, Inc.	1.4%
Cencora, Inc.	1.3%
Textron, Inc.	1.3%
Somnigroup International, Inc.	1.3%
Marathon Petroleum Corp.	1.3%
eBay, Inc.	1.2%

Sector Composition
Industrials	19.8%
Financials	17.2%
Consumer discretionary	15.2%
Information technology	11.7%
Health care	7.8%
Real estate	6.8%
Energy	5.8%
Materials	5.4%
Consumer staples	4.3%
Utilities	3.9%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Ameriprise Financial, Inc.	1.8%
AutoZone, Inc.	1.7%
LPL Financial Holdings, Inc.	1.5%
Allegion PLC	1.4%
Simon Property Group, Inc.	1.4%
Cencora, Inc.	1.3%
Textron, Inc.	1.3%
Somnigroup International, Inc.	1.3%
Marathon Petroleum Corp.	1.3%
eBay, Inc.	1.2%

C000106449 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value Mid Cap Fund
Class Name	Class R6
Trading Symbol	JVMRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R6/JVMRX)	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 24,285,753,682
Holdings Count | Holding	137
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$24,285,753,682
Total number of portfolio holdings	137
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Ameriprise Financial, Inc.	1.8%
AutoZone, Inc.	1.7%
LPL Financial Holdings, Inc.	1.5%
Allegion PLC	1.4%
Simon Property Group, Inc.	1.4%
Cencora, Inc.	1.3%
Textron, Inc.	1.3%
Somnigroup International, Inc.	1.3%
Marathon Petroleum Corp.	1.3%
eBay, Inc.	1.2%

Sector Composition
Industrials	19.8%
Financials	17.2%
Consumer discretionary	15.2%
Information technology	11.7%
Health care	7.8%
Real estate	6.8%
Energy	5.8%
Materials	5.4%
Consumer staples	4.3%
Utilities	3.9%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Ameriprise Financial, Inc.	1.8%
AutoZone, Inc.	1.7%
LPL Financial Holdings, Inc.	1.5%
Allegion PLC	1.4%
Simon Property Group, Inc.	1.4%
Cencora, Inc.	1.3%
Textron, Inc.	1.3%
Somnigroup International, Inc.	1.3%
Marathon Petroleum Corp.	1.3%
eBay, Inc.	1.2%

C000153996 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class R6
Trading Symbol	JSGTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R6/JSGTX)	$34	0.59%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.59%
Net Assets	$ 3,013,578,451
Holdings Count | Holding	42
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,013,578,451
Total number of portfolio holdings	42
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%

Sector Composition
Information technology	51.3%
Communication services	12.7%
Consumer discretionary	11.2%
Financials	10.1%
Health care	4.8%
Industrials	2.6%
Real estate	2.1%
Energy	2.0%
Consumer staples	1.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%

C000153995 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class R4
Trading Symbol	JHSGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R4/JHSGX)	$48	0.84%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.84%
Net Assets	$ 3,013,578,451
Holdings Count | Holding	42
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,013,578,451
Total number of portfolio holdings	42
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%

Sector Composition
Information technology	51.3%
Communication services	12.7%
Consumer discretionary	11.2%
Financials	10.1%
Health care	4.8%
Industrials	2.6%
Real estate	2.1%
Energy	2.0%
Consumer staples	1.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%

C000153994 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class R2
Trading Symbol	JSGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class R2/JSGRX)	$61	1.07%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.07%
Net Assets	$ 3,013,578,451
Holdings Count | Holding	42
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,013,578,451
Total number of portfolio holdings	42
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%

Sector Composition
Information technology	51.3%
Communication services	12.7%
Consumer discretionary	11.2%
Financials	10.1%
Health care	4.8%
Industrials	2.6%
Real estate	2.1%
Energy	2.0%
Consumer staples	1.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%

C000107857 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class NAV
Trading Symbol	JSGBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class NAV/JSGBX)	$33	0.58%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.58%
Net Assets	$ 3,013,578,451
Holdings Count | Holding	42
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,013,578,451
Total number of portfolio holdings	42
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%

Sector Composition
Information technology	51.3%
Communication services	12.7%
Consumer discretionary	11.2%
Financials	10.1%
Health care	4.8%
Industrials	2.6%
Real estate	2.1%
Energy	2.0%
Consumer staples	1.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%

C000107856 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class I
Trading Symbol	JSGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class I/JSGIX)	$40	0.70%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.70%
Net Assets	$ 3,013,578,451
Holdings Count | Holding	42
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,013,578,451
Total number of portfolio holdings	42
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%

Sector Composition
Information technology	51.3%
Communication services	12.7%
Consumer discretionary	11.2%
Financials	10.1%
Health care	4.8%
Industrials	2.6%
Real estate	2.1%
Energy	2.0%
Consumer staples	1.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%

C000145658 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class C
Trading Symbol	JSGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class C/JSGCX)	$97	1.70%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.70%
Net Assets	$ 3,013,578,451
Holdings Count | Holding	42
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,013,578,451
Total number of portfolio holdings	42
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%

Sector Composition
Information technology	51.3%
Communication services	12.7%
Consumer discretionary	11.2%
Financials	10.1%
Health care	4.8%
Industrials	2.6%
Real estate	2.1%
Energy	2.0%
Consumer staples	1.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%

C000107855 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. Growth Fund
Class Name	Class A
Trading Symbol	JSGAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock U.S. Growth Fund (the fund) for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Fund (Class A/JSGAX)	$54	0.95%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.95%
Net Assets	$ 3,013,578,451
Holdings Count | Holding	42
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,013,578,451
Total number of portfolio holdings	42
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%

Sector Composition
Information technology	51.3%
Communication services	12.7%
Consumer discretionary	11.2%
Financials	10.1%
Health care	4.8%
Industrials	2.6%
Real estate	2.1%
Energy	2.0%
Consumer staples	1.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	14.8%
Microsoft Corp.	13.0%
Apple, Inc.	10.4%
Alphabet, Inc., Class A	6.2%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	4.7%
Eli Lilly & Company	2.8%
Netflix, Inc.	2.4%
Mastercard, Inc., Class A	2.4%
Meta Platforms, Inc., Class A	2.2%